Restricted Funds - Schedule of restricted funds (Details) - CAD ($) $ in Thousands	Jul. 31, 2020	Jul. 31, 2019
Restricted Cash [Line Items]
Restricted funds	$ 8,261	$ 22,350
Capital contribution held in trust
Restricted Cash [Line Items]
Restricted funds	0	4,076
Debt service reserve account - term loan
Restricted Cash [Line Items]
Restricted funds	8,191	9,200
Letters of credit, collateral and guarantees for purchases
Restricted Cash [Line Items]
Restricted funds	70	6,574
Neal Up Brands Inc.
Restricted Cash [Line Items]
Restricted funds	$ 0	$ 2,500